Organization and Basis of Presentation (Details) (USD $)	0 Months Ended	12 Months Ended
	May 14, 2013	Dec. 31, 2013
Organization and Basis of Presentation
Tax benefits payable under tax receivable agreement (as a percent)	85.00%
Amount of tax benefits under the tax sharing agreement (as a percent)		85.00%
Members' equity
Organization and Basis of Presentation
Reclassification of members' equity to non-controlling interest		$ 315,454,000
Non-controlling Interest
Organization and Basis of Presentation
Reclassification of members' equity to non-controlling interest		(315,454,000)
Class A Common Stock
Organization and Basis of Presentation
Common stock sold in initial public offering (in shares)	12,800,000	12,778,000
Public offering price (in dollars per share)	$ 18.00
Net proceeds from initial public offering, after deducting net underwriting discounts and commissions	$ 216,800,000
Number of Class A common units purchased	12,800,000
Shares purchased accounted for as a transfer of interests under common control	12,800,000
PCM
Organization and Basis of Presentation
Number of investment funds with whom management has management agreement		3